Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	7.294%	400,000	364,101
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	40,834	40,845
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.813%	500,000	491,478
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	499,973	463,263
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	470,545	450,675
Upstart Pass-Through Trust(a)
Series 2021-ST8 Class A
10/20/2029	1.750%	391,358	369,090
Series 2021-ST9 Class A
11/20/2029	1.700%	412,848	384,474
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	460,000	424,685
Total Asset-Backed Securities — Non-Agency (Cost $3,175,222)			2,988,611

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	4.616%	500,000	481,414
Progress Residential Trust(a)
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	200,000	194,431
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $703,176)			675,845

Corporate Bonds & Notes 9.9%

Cable and Satellite 1.1%
Videotron Ltd.(a)
06/15/2029	3.625%	350,000	299,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.8%
Mattel, Inc.
10/01/2040	6.200%	198,000	202,498
Electric 1.2%
NRG Energy, Inc.(a)
02/15/2031	3.625%	350,000	307,814
Food and Beverage 0.9%
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	57,000	52,767
03/01/2032	3.500%	199,000	174,324
Total			227,091
Healthcare Insurance 1.1%
Centene Corp.
08/01/2031	2.625%	350,000	300,691
Home Construction 1.1%
Meritage Homes Corp.(a)
04/15/2029	3.875%	343,000	303,284
Independent Energy 2.4%
EQT Corp.(a)
05/15/2031	3.625%	81,000	73,490
Occidental Petroleum Corp.
09/15/2036	6.450%	500,000	559,455
Total			632,945
Metals and Mining 1.3%
Freeport-McMoRan, Inc.
03/15/2043	5.450%	350,000	344,454
Total Corporate Bonds & Notes (Cost $3,041,587)			2,618,109

Residential Mortgage-Backed Securities - Agency 23.8%

Government National Mortgage Association(c)
CMO Series 2020-127 Class AI
08/20/2050	3.000%	1,555,800	247,446
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,643,802	288,884
Uniform Mortgage-Backed Security TBA(d)
06/13/2052	4.000%	5,750,000	5,752,246
Total Residential Mortgage-Backed Securities - Agency (Cost $6,126,530)			6,288,576

Multisector Bond SMA Completion Portfolio | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 16.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	4.606%	344,969	346,962
COLT Mortgage Loan Trust(a),(e)
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	500,000	381,526
CSMC Trust(a),(e)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	338,072	325,639
Homeward Opportunities Fund I Trust(a),(e)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	400,000	401,846
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	395,500	394,485
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	347,250	326,961
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	438,652	389,234
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	378,553	366,463
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	5.506%	500,000	500,031
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	445,375	423,839
Verus Securitization Trust(a),(e)
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	500,000	398,853
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,608,557)			4,255,839

Money Market Funds 51.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(f),(g)	13,664,970	13,659,504
Total Money Market Funds (Cost $13,660,481)		13,659,504
Total Investments in Securities (Cost: $31,315,553)		30,486,484
Other Assets & Liabilities, Net		(4,018,171)
Net Assets		26,468,313

At May 31, 2022, securities and/or cash totaling $1,382,745 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Long Gilt	3	09/2022	GBP	347,910	—	(9,489)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(11)	09/2022	USD	(1,313,984)	721	—
U.S. Treasury 10-Year Note	(9)	09/2022	USD	(1,075,078)	—	(718)
U.S. Ultra Treasury Bond	(1)	09/2022	USD	(155,750)	201	—
Total					922	(718)

2	Multisector Bond SMA Completion Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	2.723	USD	4,000,000	(66,022)	—	—	—	(66,022)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	4.626	USD	8,800,000	(252,775)	—	—	—	(252,775)
Total								(318,797)	—	—	—	(318,797)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $9,131,306, which represents 34.50% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(c)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Represents a security purchased on a when-issued basis.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2022.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	11,277,531	27,515,933	(25,132,909)	(1,051)	13,659,504	(2,066)	19,839	13,664,970
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT308_08_M01_(07/22)